Please file this Prospectus Supplement with your records

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

Supplement dated February 1, 2010, to the Prospectus dated May 1, 2009, as previously supplemented on August 12, 2009, December 11, 2009, December 18, 2009, January 5, 2010, and January 13, 2010.

Effective immediately, Galen G. Blomster no longer serves as a Portfolio Manager for the Fund. All references to Galen G. Blomster in the above referenced Prospectus are hereby deleted.

VTF020A/P1410S4

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

Supplement dated February 1, 2010, to the Statement of Additional Information dated May 1, 2009, as previously supplemented on June 19, 2009, July 2, 2009, August 12, 2009, December 1, 2009,

December 2, 2009, December 7, 2009, December 11, 2009 December 18, 2009, and January 11, 2010.

This supplement contains important information about the VT Asset Allocation Fund (the “Fund”).

Effective immediately, Galen G. Blomster no longer serves as a Portfolio Manager for the Fund. All references to Galen G. Blomster in the above referenced Statement of Additional Information are hereby deleted.